Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Other Comprehensive Income [Abstract]
Net Income (loss)	$ (3,398)	$ 1,691
Unrealized gains (loss) on post retirement benefit plan assets and liabilities	(13)	3
Comprehensive income (loss)	(3,411)	1,694
Less: Comprehensive income (loss) attributable to non-controlling interest	155
Comprehensive income attributable to Partnership	$ (3,566)	$ 1,694